Total
M3Sixty Small Cap Growth Fund
As a result of the foregoing, the following changes are hereby made to the Fund’s prospectus and SAI dated June 28, 2023: 1.)The section labeled “SUMMARY OF M3SIXTY SMALL CAP GROWTH FUND – Fees and Expenses of the Fund” beginning on page 1 of the Fund’s prospectus dated June 28, 2023 (the “Prospectus”) is hereby deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	M3Sixty Small Cap Growth Fund M3Sixty Small Cap Growth Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	M3Sixty Small Cap Growth Fund M3Sixty Small Cap Growth Fund
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Shareholder Services Fee	0.15%
Other Expenses	0.71%	[1]
Total Annual Fund Operating Expenses	1.66%
Fee Waiver and/or Expense Reimbursement	(0.67%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
[1]	The Fund has estimated these expenses for the first fiscal year.
[2]	M3Sixty Capital, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through June 30, 2025, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 0.99% of the average daily net assets of the Fund. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days’ written notice to the Fund's Adviser.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through June 30, 2025. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
M3Sixty Small Cap Growth Fund | M3Sixty Small Cap Growth Fund | USD ($)	101	458